Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS V
Prospectus Date	rr_ProspectusDate	Jan. 28, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS V
BlackRock Low Duration Bond Portfolio
BlackRock Core Bond Portfolio
(each, a “Fund” and together, the “Funds”)
Supplement dated October 1, 2021
to the Funds’ Summary Prospectuses and Prospectuses,
each dated January 28, 2021, as supplemented to date
Effective November 1, 2021, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:
The section of BlackRock Low Duration Bond Portfolio’s Summary Prospectuses entitled “Key Facts About BlackRock Low Duration Bond Portfolio — Investment Objective” and the section of BlackRock Low Duration Bond Portfolio’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Low Duration Bond Portfolio — Investment Objective” are deleted in their entirety and replaced with the following:
The investment objective of the BlackRock Low Duration Bond Portfolio (the “Low Duration Fund” or the “Fund”) is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.
The section of BlackRock Core Bond Portfolio’s Summary Prospectuses entitled “Key Facts About BlackRock Core Bond Portfolio — Investment Objective” and the section of BlackRock Core Bond Portfolio’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Core Bond Portfolio — Investment Objective” are deleted in their entirety and replaced with the following:
The investment objective of the BlackRock Core Bond Portfolio (the “Core Bond Fund” or the “Fund”) is to seek to realize a total return that exceeds that of the reference benchmark.

Investor A, C, Institutional and Class R | BlackRock Low Duration Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the BlackRock Low Duration Bond Portfolio (the “Low Duration Fund” or the “Fund”) is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS V
BlackRock Low Duration Bond Portfolio
(each, a “Fund” and together, the “Funds”)
Supplement dated October 1, 2021
to the Funds’ Summary Prospectuses and Prospectuses,
each dated January 28, 2021, as supplemented to date
Effective November 1, 2021, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:
The section of BlackRock Low Duration Bond Portfolio’s Summary Prospectuses entitled “Key Facts About BlackRock Low Duration Bond Portfolio — Investment Objective” and the section of BlackRock Low Duration Bond Portfolio’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Low Duration Bond Portfolio — Investment Objective” are deleted in their entirety and replaced with the following:
The investment objective of the BlackRock Low Duration Bond Portfolio (the “Low Duration Fund” or the “Fund”) is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.

Investor A, C, Institutional and Class R | BlackRock Core Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the BlackRock Core Bond Portfolio (the “Core Bond Fund” or the “Fund”) is to seek to realize a total return that exceeds that of the reference benchmark.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS V
BlackRock Core Bond Portfolio
(each, a “Fund” and together, the “Funds”)
Supplement dated October 1, 2021
to the Funds’ Summary Prospectuses and Prospectuses,
each dated January 28, 2021, as supplemented to date
Effective November 1, 2021, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:
The section of BlackRock Core Bond Portfolio’s Summary Prospectuses entitled “Key Facts About BlackRock Core Bond Portfolio — Investment Objective” and the section of BlackRock Core Bond Portfolio’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Core Bond Portfolio — Investment Objective” are deleted in their entirety and replaced with the following:
The investment objective of the BlackRock Core Bond Portfolio (the “Core Bond Fund” or the “Fund”) is to seek to realize a total return that exceeds that of the reference benchmark.

Class K | BlackRock Low Duration Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the BlackRock Low Duration Bond Portfolio (the “Low Duration Fund” or the “Fund”) is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS V
BlackRock Low Duration Bond Portfolio
(each, a “Fund” and together, the “Funds”)
Supplement dated October 1, 2021
to the Funds’ Summary Prospectuses and Prospectuses,
each dated January 28, 2021, as supplemented to date
Effective November 1, 2021, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:
The section of BlackRock Low Duration Bond Portfolio’s Summary Prospectuses entitled “Key Facts About BlackRock Low Duration Bond Portfolio — Investment Objective” and the section of BlackRock Low Duration Bond Portfolio’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Low Duration Bond Portfolio — Investment Objective” are deleted in their entirety and replaced with the following:
The investment objective of the BlackRock Low Duration Bond Portfolio (the “Low Duration Fund” or the “Fund”) is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.

Class K | BlackRock Core Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the BlackRock Core Bond Portfolio (the “Core Bond Fund” or the “Fund”) is to seek to realize a total return that exceeds that of the reference benchmark.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS V
BlackRock Core Bond Portfolio
(each, a “Fund” and together, the “Funds”)
Supplement dated October 1, 2021
to the Funds’ Summary Prospectuses and Prospectuses,
each dated January 28, 2021, as supplemented to date
Effective November 1, 2021, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:
The section of BlackRock Core Bond Portfolio’s Summary Prospectuses entitled “Key Facts About BlackRock Core Bond Portfolio — Investment Objective” and the section of BlackRock Core Bond Portfolio’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Core Bond Portfolio — Investment Objective” are deleted in their entirety and replaced with the following:
The investment objective of the BlackRock Core Bond Portfolio (the “Core Bond Fund” or the “Fund”) is to seek to realize a total return that exceeds that of the reference benchmark.

Service | BlackRock Low Duration Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the BlackRock Low Duration Bond Portfolio (the “Low Duration Fund” or the “Fund”) is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS V
BlackRock Low Duration Bond Portfolio
(each, a “Fund” and together, the “Funds”)
Supplement dated October 1, 2021
to the Funds’ Summary Prospectuses and Prospectuses,
each dated January 28, 2021, as supplemented to date
Effective November 1, 2021, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:
The section of BlackRock Low Duration Bond Portfolio’s Summary Prospectuses entitled “Key Facts About BlackRock Low Duration Bond Portfolio — Investment Objective” and the section of BlackRock Low Duration Bond Portfolio’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Low Duration Bond Portfolio — Investment Objective” are deleted in their entirety and replaced with the following:
The investment objective of the BlackRock Low Duration Bond Portfolio (the “Low Duration Fund” or the “Fund”) is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.

Service | BlackRock Core Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the BlackRock Core Bond Portfolio (the “Core Bond Fund” or the “Fund”) is to seek to realize a total return that exceeds that of the reference benchmark.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS V
BlackRock Core Bond Portfolio
(each, a “Fund” and together, the “Funds”)
Supplement dated October 1, 2021
to the Funds’ Summary Prospectuses and Prospectuses,
each dated January 28, 2021, as supplemented to date
Effective November 1, 2021, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:
The section of BlackRock Core Bond Portfolio’s Summary Prospectuses entitled “Key Facts About BlackRock Core Bond Portfolio — Investment Objective” and the section of BlackRock Core Bond Portfolio’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Core Bond Portfolio — Investment Objective” are deleted in their entirety and replaced with the following:
The investment objective of the BlackRock Core Bond Portfolio (the “Core Bond Fund” or the “Fund”) is to seek to realize a total return that exceeds that of the reference benchmark.

Investor A1 | BlackRock Low Duration Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the BlackRock Low Duration Bond Portfolio (the “Low Duration Fund” or the “Fund”) is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS V
BlackRock Low Duration Bond Portfolio
(each, a “Fund” and together, the “Funds”)
Supplement dated October 1, 2021
to the Funds’ Summary Prospectuses and Prospectuses,
each dated January 28, 2021, as supplemented to date
Effective November 1, 2021, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:
The section of BlackRock Low Duration Bond Portfolio’s Summary Prospectuses entitled “Key Facts About BlackRock Low Duration Bond Portfolio — Investment Objective” and the section of BlackRock Low Duration Bond Portfolio’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Low Duration Bond Portfolio — Investment Objective” are deleted in their entirety and replaced with the following:
The investment objective of the BlackRock Low Duration Bond Portfolio (the “Low Duration Fund” or the “Fund”) is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.